FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS

30. FAIR VALUE MEASUREMENTS

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency and commodity derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

The inputs used to measure the fair value of the conversion option of convertible bonds were largely unobservable, and, accordingly, the measurement was classified as Level 3. The fair value of the conversion option of convertible bonds was estimated using the binomial approach. The following assumptions were used for estimating the fair value:

	As of December 31,
	2011		2012
Underlying share price	US$	0.98	US$	1.01
Conversion price	US$	19.125	US$	19.125
Time to maturity		6.04 years		5.04 years
Risk-free rate		1.10%		0.73%
Expected volatility		102.63%		99.74%
Comparable yield to maturity		16.28%		17.32%

Underlying share price is the Company’s closing price as listed on NASDAQ on December 31, 2011 and 2012. The conversion price is the initial conversion price of the convertible bonds. Time to maturity is the remaining years from balance sheet date to January 15, 2018, the maturity date of the convertible bonds. The risk-free rate is derived from the United States Treasury zero coupon risk-free rates with the remaining terms equal to the time to maturity as of December 31, 2011 and 2012. The Company estimates the expected volatility and comparable yield to maturity based on a combination of the Company’s historical performance and the performance of comparable publicly listed companies.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair value measurements at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)

Cash and cash equivalents
- Time deposits	1,976,555	—	—	1,976,555
- Restricted cash	281,626	—	—	281,626

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	29,091	—	29,091
- Financial liabilities	—	30,670	—	30,670

Conversion option of convertible bonds	—	—	13,182	13,182

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents
- Time deposits	676,476	—	—	676,476	108,582
- Restricted cash	150,462	—	—	150,462	24,151

Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311	2,779

Conversion option of convertible bonds	—	—	7,908	7,908	1,269

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012.

Conversion option of convertible bonds
(RMB’000)

Balance as of January 1, 2011	277,566
Unrealized gain	(264,384)

Balance as of December 31, 2011	13,182
Repurchase of convertible bonds	(10,966)
Unrealized loss	5,692

Balance as of December 31, 2012	7,908

The amount of realized or unrealized gain/loss is included in the consolidated statements of comprehensive income in “Changes in fair value of conversion feature of convertible bonds.”

In accordance with ASC 820, goodwill was written down to the fair value of zero, resulting in an impairment loss of RMB134,745,000, which was included in “Impairment of goodwill’’ in the consolidated statements of comprehensive income for the year ended December 31, 2011. Upon impairment, goodwill is classified within Level 3 because it is valued using an income approach using discounted cash flows derived based on management’s assumptions and estimates.